Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (36,364)	$ (29,879)	$ (41,102)	$ (30,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	854	466	700	468
Stock-based compensation	2,336	874	1,297	965
Amortization of right-of-use assets	739
Accretion of discount on available-for-sale securities	(542)
Loss on write down of fixed assets	90	25	31	38
Change in fair value of warrant liability	609	53	52	32
Amortization of debt issuance costs	322	107	206	18
Changes in operating assets and liabilities:
Accounts receivable	(2,701)	(2,016)	(2,211)	(594)
Inventory	(4,096)	(2,687)	(2,608)	(1,863)
Prepaid expenses and other current assets	(1,087)	(143)	(144)	(373)
Other assets	(1)	(9)	(917)
Accounts payable	884	(187)	360	249
Accrued and other current liabilities	4,169	1,720	2,773	1,328
Lease liabilities	(749)
Other liabilities		25	98
Net cash used in operating activities	(35,537)	(31,651)	(41,465)	(30,347)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of available-for-sale securities	(106,347)			(17,707)
Proceeds from maturities of available-for-sale securities	32,300	1,807	1,807	15,900
Purchase of property and equipment	(2,287)	(1,130)	(1,981)	(425)
Net cash provided by (used in) investing activities	(76,334)	677	(174)	(2,232)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock upon initial public offering, net of issuance costs paid	100,547		14,920	34,907
Proceeds from issuance of common stock in private placement	10,000
Proceeds from term loans		9,988	14,988
Payments of deferred offering costs			(626)
Proceeds from stock option exercises	1,023	400	426	139
Proceeds from warrant exercises	110	101	101	198
Principal payment of term loan				(1,557)
Net cash provided by financing activities	111,680	10,489	29,809	33,687
Net decrease in cash, cash equivalents and restricted cash	(191)	(20,485)	(11,830)	1,108
Cash, cash equivalents and restricted cash at beginning of period	40,093	51,923	51,923	50,815
Cash, cash equivalents and restricted cash equivalents at end of period	39,902	31,438	40,093	51,923
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	420	68	156	40
Income tax paid	120	5	5
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued on conversion of convertible preferred stock	152,806
Issuance of Series A-1 convertible preferred stock on net exercise of warrants		316	316
Common stock issued upon net exercise of warrants	133
Common stock warrants issued on conversion of preferred stock warrants and the reclassification of the warrant liability	789
Right-of-use asset obtained in exchange for lease liability	73
Property and equipment purchases included in accounts payable	$ 204	180	55	$ 58
Issuance of common stock warrants in connection with debt financing		$ 104	104
Deferred offering costs included in accounts payable and accrued liabilities			$ 893